PURCHASE ADVANCES, NET (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Purchase Advances [Line Items]
Total purchase advances, net	$ 26,862	¥ 187,174	¥ 1,343,576
Third Party [Member]
Purchase Advances [Line Items]
Prepayment for others	69,342	483,174	1,592,076
Allowance for doubtful accounts	(42,480)	(296,000)	(248,500)
Total purchase advances, net	$ 26,862	¥ 187,174	¥ 1,343,576